Impairment reviews - Equity Premium Ratio (Details) - Specific equity risk premium	Dec. 31, 2025
Betway
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Specific equity risk premium	0.015
Jumpman
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Specific equity risk premium	0.020
DGC
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Specific equity risk premium	0.110